Acquisitions and Divestitures - Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas (Parenthetical) (Detail) - Measurement Input Reserve Risk Factor	Aug. 31, 2017
Possible Reserves
Business Acquisition [Line Items]
Percentage of risk factor	35.00%
Probable Reserve
Business Acquisition [Line Items]
Percentage of risk factor	75.00%
Proved Undeveloped Reserves
Business Acquisition [Line Items]
Percentage of risk factor	90.00%